7. Capital Stock	9 Months Ended	12 Months Ended
	Feb. 28, 2017	May 31, 2016
Equity [Abstract]
Capital Stock

There were 3,785,000 shares of common stock issued and outstanding at February 28, 2017 and May 31, 2016 respectively. There were no shares of preferred stock issued and outstanding at February 28, 2017.

The Company was incorporated on May 29, 2015 in Nevada with authorized capital of 75,000,000 shares of $0.001 par value common stock and 10,000,000 shares of $0.001 par value preferred stock.

On May 29, 2015, the Company’s founder, President and CEO, James Horan, subscribed for 1,000,000 common shares, at a price of $0.005 per share.

On May 29, 2015, the Company’s former Secretary and Treasurer, Andrew Brown, subscribed for 1,000,000 common shares, at a price of $0.005 per share.

On May 29, 2015, the Company’s founder, President and CEO, James Horan, contributed the business assets and liabilities of his sole proprietorship into Momentous Holdings Corp., in exchange for 500,000 shares of our common stock.

On September 28, 2015 the Company received the $10,000 in respect of James Horan’s subscription of 1,000,000 common shares, at a price of $0.005 per share and Andrew Brown’s subscription of 1,000,000 common shares, at a price of $0.005 per share.

As of February 29, 2016, the Company sold an aggregate of 1,285,000 shares of its common stock in its registered offering at a price of $0.04 per share resulting in proceeds to the Company of $51,400.

There were 3,785,000 shares of common stock issued and outstanding at May 31, 2016. There were no shares of preferred stock issued and outstanding at May 31, 2016.